	VEST U.S. LARGE CAP 10% BUFFER STRATEGIES VI FUND
		Schedule of Investments
		March 31, 2025 (unaudited)
101.71%	OPTIONS PURCHASED
		Number of		Exercise	Expiration
	Description	Contracts	Notional Amount	Price	Date	Value
96.94%	CALL
	S&P 500 Mini Index	16	897,904	0.01	01/21/2026	892,746
	S&P 500 Mini Index	16	897,904	0.01	03/18/2026	891,495
	S&P 500 Mini Index	15	841,785	0.01	04/16/2025	841,455
	S&P 500 Mini Index	15	841,785	0.01	05/21/2025	840,962
	S&P 500 Mini Index	15	841,785	0.01	06/18/2025	840,279
	S&P 500 Mini Index	15	841,785	0.01	07/16/2025	839,876
	S&P 500 Mini Index	15	841,785	0.01	08/20/2025	839,451
	S&P 500 Mini Index	15	841,785	0.01	09/17/2025	838,701
	S&P 500 Mini Index	16	897,904	0.01	10/15/2025	894,290
	S&P 500 Mini Index	16	897,904	0.01	11/19/2025	893,517
	S&P 500 Mini Index	16	897,904	0.01	12/17/2025	892,845
	S&P 500 Mini Index	16	897,904	0.01	02/18/2026	892,223
						10,397,840
4.77%	PUT
	S&P 500 Mini Index	15	841,785	558.83	07/16/2025	27,629
	S&P 500 Mini Index	15	841,785	561.83	09/17/2025	35,617
	S&P 500 Mini Index	16	897,904	594.99	01/21/2026	68,196
	S&P 500 Mini Index	16	897,904	614.42	02/18/2026	84,973
	S&P 500 Mini Index	16	897,904	567.53	03/18/2026	54,120
	S&P 500 Mini Index	15	841,785	502.22	04/16/2025	922
	S&P 500 Mini Index	15	841,785	530.82	05/21/2025	9,515
	S&P 500 Mini Index	15	841,785	548.7	06/18/2025	19,447
	S&P 500 Mini Index	15	841,785	562.09	08/20/2025	33,102
	S&P 500 Mini Index	16	897,904	584.25	10/15/2025	54,699
	S&P 500 Mini Index	16	897,904	591.71	11/19/2025	62,564
	S&P 500 Mini Index	16	897,904	587.22	12/17/2025	61,302
						512,086
101.71%	TOTAL OPTIONS PURCHASED					10,909,926
	VEST U.S. LARGE CAP 10% BUFFER STRATEGIES VI FUND
	Schedule of Investments
	March 31, 2025 (unaudited)
		Shares	Value
0.42%	MONEY MARKET FUND
	Federated Treasury Obligations Fund(A) 4.200%(B)	44,534	$44,534
102.13%	TOTAL INVESTMENTS		$10,954,460
(2.13%)	Liabilities in excess of other assets		(228,210)
100.00%	NET ASSETS		$10,726,250

(A)Non-income producing

(B)Effective 7 day yield as of March 31,2025

VEST U.S. LARGE CAP 10% BUFFER STRATEGIES VI FUND

Schedule of Options Written

March 31, 2025 (unaudited)

(2.36%) OPTIONS WRITTEN
	Number of		Exercise	Expiration
Description	Contracts	Notional Amount	Price	Date	Value
(0.19%) CALL
S&P 500 Mini Index	15	(841,785)	650.98	07/16/2025 $	(264)
S&P 500 Mini Index	16	(897,904)	685.59	01/21/2026	(1,863)
S&P 500 Mini Index	16	(897,904)	709.77	02/18/2026	(970)
S&P 500 Mini Index	16	(897,904)	653.42	03/18/2026	(10,130)
S&P 500 Mini Index	15	(841,785)	637.92	06/18/2025	(256)
S&P 500 Mini Index	15	(841,785)	646.87	08/20/2025	(1,061)
S&P 500 Mini Index	15	(841,785)	639.7	09/17/2025	(2,712)
S&P 500 Mini Index	16	(897,904)	669.92	10/15/2025	(1,020)
S&P 500 Mini Index	16	(897,904)	676.03	11/19/2025	(1,246)
S&P 500 Mini Index	16	(897,904)	685.58	12/17/2025	(993)
S&P 500 Mini Index	15	(841,785)	598.22	04/16/2025	(190)
S&P 500 Mini Index	15	(841,785)	627.02	05/21/2025	(150)
					(20,855)
(2.17%) PUT
S&P 500 Mini Index	15	(841,785)	502.95	07/16/2025	(9,421)
S&P 500 Mini Index	15	(841,785)	505.65	09/17/2025	(14,885)
S&P 500 Mini Index	16	(897,904)	535.49	01/21/2026	(33,825)
S&P 500 Mini Index	16	(897,904)	552.97	02/18/2026	(43,170)
S&P 500 Mini Index	16	(897,904)	510.78	03/18/2026	(28,313)
S&P 500 Mini Index	15	(841,785)	451.99	04/16/2025	(39)
S&P 500 Mini Index	15	(841,785)	477.74	05/21/2025	(2,406)
S&P 500 Mini Index	15	(841,785)	493.83	06/18/2025	(5,997)
S&P 500 Mini Index	15	(841,785)	505.88	08/20/2025	(12,908)
S&P 500 Mini Index	16	(897,904)	525.82	10/15/2025	(23,930)
S&P 500 Mini Index	16	(897,904)	532.54	11/19/2025	(28,898)
S&P 500 Mini Index	16	(897,904)	528.51	12/17/2025	(29,209)
					(233,001)
(2.36%) TOTAL OPTIONS WRITTEN					(253,856)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:
	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
OPTIONS PURCHASED			$10,909,926		$10,909,926
MONEY MARKET FUND		$44,534			$44,534
TOTAL INVESTMENTS		$44,534	$10,909,926	-	$10,954,460
OPTIONS WRITTEN			$(253,856)		$(253,856)
TOTAL SHORT INVESTMENTS		$-			$(253,856)
The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $10,807,039 and the related net unrealized appreciation (depreciation) consists of:
			Gross unrealized appreciation		388,435.11
			Gross unrealized depreciation		(494,867.95)
			Net unrealized appreciation		$(106,433)